JPMORGAN TRUST II
245 Park Avenue
New York, New York 10167

November 6, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E
Washington, DC 20549
Attn: James O’Connor

Re:   JPMorgan Trust II (“Trust”) on behalf of the
         Funds listed in Appendix A (the "Funds")
         File Nos. 811-4236 & 2-95973

Ladies and Gentlemen:

        Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds listed in Appendix A do not differ from those contained in Post-Effective Amendment No. 97 (Amendment No. 98 under the 1940 Act) filed electronically on October 24, 2008, and in Post-Effective Amendment No. 99 (Amendment No. 100 under the 1940 Act), filed electronically on October 28, 2008, to the Trust’s Registration Statements on Form N-1A.

        If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

APPENDIX A

JPMorgan U.S. Equity Funds
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

JPMorgan Investor Funds
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund

JPMorgan International Equity Fund
JPMorgan International Equity Index Fund

JPMorgan Specialty Funds
JPMorgan U.S. Real Estate Fund